SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2020 and 2019 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar.

The following table presents summary information by segment for the nine months ended September 30, 2020 and 2019 respectively:

2020
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$7,683,928	$877,607	$57,819	$8,619,354
Cost of revenue	$4,876,775	$418,968	$267,357	$5,563,100
Net income (loss)	$880,554	$(174,388)	$(5,597,196)	$(4,881,030)
Depreciation and amortization	$390,422	$83,502	$855,331	$1,329,255
Derivative expense	$—	$—	$176,790	$176,790
Interest expense	$135,500	$28,172	$918,587	$1,082,259

2019
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$4,762,827	$888,191	$556,413	$6,207,431
Cost of revenue	$3,003,849	$567,897	$353,267	$3,925,013
Net loss	$926,279	$(251,079)	$(9,213,560)	$(8,538,360)
Depreciation and amortization	$147,056	$15,422	$849,826	$1,012,304
Derivative expense	$—	$—	$3,572,107	$3,572,107
Interest expense	$—	$85,647	$2,479,757	$2,565,404

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2019 and 2018 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar.

The following table presents summary information by segment for the twelve months ended December 31, 2019 and 2018, respectively:

2019
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$8,002,875	$1,941,955	$267,547	$10,212,377
Cost of revenue	$4,879,444	$751,349	$281,208	$5,912,001
Net income (loss)	$1,124,210	$428,758	$(15,581,133)	$(14,028,165)
Total assets	$8,003,380	$476,268	$6,974,105	$15,453,753
Depreciation and amortization	$282,449	$20,563	$1,156,679	$1,459,691
Derivative expense	$—	$—	$7,476,908	$7,476,908
Interest expense	$—	$119,359	$3,461,661	$3,581,020

2018
	TPT SpeedConnect		Blue Collar	Corporate and other	Total
Revenue		$—	$89,474	$847,595	$937,069
Cost of revenue		$—	215,976	$1,533,058	$1,749,034
Net loss	$		(464,494)	$(4,912,995)	$(5,377,489)
Total assets		$—	101,164	$10,720,553	$10,821,717
Depreciation and amortization		$—	6,854	$967,319	$974,173
Interest expense		$—	$36,792	$195,880	$232,672